Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Events After the Reporting Period	Events After the Reporting Period
Bayer/Monsanto
In January 2026, Bayer CropScience LLC, Monsanto Company, and Monsanto Technology, LLC, or collectively,
Bayer, filed a lawsuit against us and Pfizer in the United States District Court for the District of Delaware, alleging that COMIRNATY® infringes U.S. Patent No. 7,741,118 and seeking monetary relief. This proceeding is currently pending.
We believe we have strong defenses against the allegations claimed relative to the patent and intend to vigorously defend ourselves in the lawsuit mentioned above. However, our analysis of Bayer and Monsanto’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, the matter constitutes a contingent liability as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liability.
Kylie Jimenez – Appointment to Management Board as Chief People Officer
With effect as of March 1, 2026 the Supervisory Board appointed Kylie Jimenez to the Management Board as
Chief People Officer (CPO). The appointment is in line with BioNTech’s strategy to become a multi-product oncology company by 2030 and underscores the importance of its global, highly skilled workforce in achieving this objective. In the newly created Management Board role, Kylie Jimenez will be responsible for shaping and leading BioNTech’s people strategy and its execution in alignment with our priorities and business goals. She will focus on attracting, developing and retaining talents and strengthening an inclusive culture. She will be based in our headquarters in Mainz, Germany.
BioNTech's Lawsuit Against Moderna
In February 2026, we filed a lawsuit against ModernaTX, Inc., Moderna, Inc., and Moderna US, Inc. (“Moderna”)
in the United States District Court for the District of Delaware, alleging that Moderna’s mNEXSPIKE COVID-19 vaccine infringes our U.S. Patent No. 12,133,899 and seeking monetary relief. This proceeding is currently pending.
Corporate Update
Our co-founders Prof. Ugur Sahin, M.D., (CEO) and Prof. Özlem Türeci, M.D (CMO) plan for an independent company to be established and led by them. The new company with distinct resources, operations and funding options will advance next-generation mRNA innovations. We plan to contribute related rights and mRNA technologies to the new company to enable and support the prioritized development of next-generation mRNA innovations with disruptive potential. With both companies focusing on their respective strategic priorities, we expect to maximize value for patients and shareholders alike. Our CEO and CMO will transition into the management of their new company by the end of 2026 after their current service agreements end. Our
Supervisory Board has initiated an executive search to identify successors for the positions to ensure a smooth transition and the seamless execution of our strategy.